LEASES	12 Months Ended
Dec. 31, 2021
LEASES [Abstract]
LEASES
NOTE 10:-	LEASES

The main operating leases expense include leases of office locations, data centers, and vehicles. The lease terms of the Company’s operating leases generally range from 2 years to 10 years, with various expiration dates through 2029. Several of the Company's leases contain one or more options to extend.

The Company considers various factors such as market conditions and the terms of any renewal options that may exist to determine whether it is reasonably certain to exercise the options to extend the lease. As of December 31, 2021, the weighted average remaining lease term of operating leases included in the lease liability is 5.5 years and the weighted average discount is 3.73%. The Company lease agreements generally do not contain any material residual value guarantees or material restrictive covenants.

As of December 31, 2021, the Company had entered into an additional 10 years operating lease, for which the occupancy period has not yet commenced. The Company estimates that the related lease liability will be approximately $4,980. The Company expects to commence occupancy in 2022.

The components of lease expense and supplemental cash flow information related to leases for the years ended December 31, 2021, 2020 and 2019 were as follows:

	December 31,
	2021	2020	2019

Components of lease expense:
Operating lease cost	$16,578	$16,594	$15,620
Short-term lease cost	583	628	1,249

Supplemental cash flow information:
Cash paid for amounts included in the measurement of lease liabilities	18,213	17,217	15,802
Supplemental non-cash information on lease liabilities arising from obtaining right-of-use assets	$4,520	$14,635	$5,592

Maturities of lease liabilities as of December 31, 2021 were as follows:

December 31,
2021

2022	$17,231
2023	14,446
2024	13,514
2025	11,883
2026	11,948
Thereafter	14,067

Total undiscounted lease payments	$83,089

Less: Interest	(8,605)

Present value of lease liabilities	$74,484